Real Estate (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Real Estate [Abstract]
Schedule of Accumulated Depreciation and Amortization Related to Consolidated Real Estate Properties and Related Intangibles

As of September 30, 2019 and December 31, 2018, accumulated depreciation and amortization related to the Company’s consolidated real estate properties was as follows:

	September 30, 2019
	Assets
	Land	Building and Improvements(1)	Total Real Estate Held for Investment	Real Estate Under Development	Real Estate Held for Sale
Investments in real estate	$161,613,722	$1,401,105,029	$1,562,718,751	$4,305,247	$—
Less: Accumulated depreciation and amortization	—	(268,924,964)	(268,924,964)	—	—

Net investments in real estate and related lease intangibles	$161,613,722	$1,132,180,065	$1,293,793,787	$4,305,247	$—

(1)

During the three and nine months ended September 30, 2019, the Company capitalized $513,512 of costs related to the pending mergers with SIR and STAR III, included in building and improvements in the accompanying consolidated balance sheets.

	December 31, 2018
	Assets
	Land	Building and Improvements	Total Real Estate Held for Investment	Real Estate Under Development	Real Estate Held for Sale
Investments in real estate	$161,613,722	$1,381,769,664	$1,543,383,386	$—	$31,928,519
Less: Accumulated depreciation and amortization	—	(214,231,416)	(214,231,416)	—	(4,440,747)

Net investments in real estate and related lease intangibles	$161,613,722	$1,167,538,248	$1,329,151,970	$—	$27,487,772

As of December 31, 2018 and 2017, accumulated depreciation and amortization related to the Company’s consolidated real estate properties were as follows:

	December 31, 2018
	Assets
	Land	Building and Improvements	Total Real Estate
Investments in real estate	$164,113,072	$1,411,198,832	$1,575,311,904
Less: Accumulated depreciation and amortization	—	(218,672,162)	(218,672,162)

Net investments in real estate and related lease intangibles	$164,113,072	$1,192,526,670	$1,356,639,742

	December 31, 2017
	Assets
	Land	Building and Improvements	Total Real Estate
Investments in real estate	$164,113,072	$1,394,779,659	$1,558,892,731
Less: Accumulated depreciation and amortization	—	(147,726,630)	(147,726,630)

Net investments in real estate and related lease intangibles	$164,113,072	$1,247,053,029	$1,411,166,101

Schedule of Real Estate Under Development

During the nine months ended September 30, 2019, the Company acquired the following land held for the development of apartment homes:

Development Name	Location	Purchase Date	Land Held for Development	Construction in Progress	Total Carrying Value
Garrison Station	Murfreesboro, TN	5/30/2019	$2,469,183	$1,836,063	$4,305,246

Disposal Groups, Including Discontinued Operations

The results of operations for the three and nine months ended September 30, 2019 and 2018, through the date of sale for Randall Highlands Apartments, were included in continuing operations on the Company’s consolidated statements of operations and are as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2019	2018	2019	2018
Revenues:
Rental income	$789,589	$815,168	$2,366,420	$2,314,405
Other income	1,041	1,072	4,754	8,635

Total revenues	790,630	816,240	2,371,174	2,323,040
Expenses:
Operating, maintenance and management	199,831	177,373	529,200	508,808
Real estate taxes and insurance	169,267	209,923	571,248	577,792
Fees to affiliates	36,135	33,012	103,855	88,769
Depreciation and amortization	96,270	303,428	709,579	904,845
Interest expense	—	75,800	—	484,049
Loss on debt extinguishment	—	184,527	—	184,527
General and administrative expenses	1,656	2,602	9,407	7,524

Total expenses	$503,159	$986,665	$1,923,289	$2,756,314